Notes on the Consolidated Balance Sheet (Details 2) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Consolidated Balance Sheet [Abstract]
Trade receivables (gross)	€ 7,588	€ 5,338
Allowance for bad debt	(774)	(1,066)
- thereof non-current	0	0
- thereof current	6,814	4,272
Total trade receivables	€ 6,814	€ 4,272